Transactions with Related Parties (Details) - Eli Lilly and Company common stock	12 Months Ended
Dec. 31, 2025 USD ($)
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Dividend income	$ 25,103,000
EBP 004
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Dividend income	$ 1,719,000